Income Taxes - Summary of Major Components of Current Income Tax Expense (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Major components of tax expense (income) [abstract]
On-going operations	CAD 34.4		CAD 37.7
Disposition of subsidiary	124.1
Transition tax related to US tax reform	31.2	$ 24.5
Reorganization of corporate structure	3.2
Total current income tax expense	CAD 192.9		CAD 37.7